U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

         Read Instructions at end of Form before preparing Form.
                              Please print or type.

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1.   Name and address of issuer:

                        The Matterhorn Growth Fund, Inc.
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2.   Name of each series or class of funds for which this notice is filed:

                                       N/A
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3.   Investment Company Act File Number:          811-03054

     Securities Act File Number:                  2-67610
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4.   Last day of fiscal year for which this notice is filed:

                                  June 30, 1997
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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                       [ ]
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2: 0

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9.   Number and aggregate sales price of securities sold during the fiscal year:

                          293,687 Shares               $1,875,190
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
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10.  Number and aggregate  sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                          293,687 Shares               $1,875,190
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11.  Number and  aggregate  sales price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

             As permitted by instruction B.7, DRIP shares are included in the securities reported in Item 9.
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12.  Calculation of registration fee:

     (I)   Aggregate sales  price  of  securities  sold
           during the fiscal year in  reliance  on rule
           24f-2 (from item 10):                          $1,875,190
                                                         -----------------------
     (ii)  Aggregate   price  of   shares   issued   in
           connection with dividend reinvestment  plans
           (from Item 11, if applicable)                  +
                                                         -----------------------
     (iii) Aggregate   price  of  shares  redeemed   or
           repurchased   during  the  fiscal  year  (if
           applicable):                                   - $1,342,657
                                                         -----------------------
     (iv)  aggregate   price  of  shares   redeemed  or
           repurchased  and  previously  applied  as  a
           reduction  to filing  fees  pursuant to rule
           24e-2 (if applicable):                         +
                                                         -----------------------
     (v)   Net aggregate  price of securities  sold and
           issued during the fiscal year in reliance on
           rule 24f-2 [line (I),  plus line (ii),  less
           line (iii), plus line (iv)] (if applicable):  $532,533
                                                         -----------------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities  Act of 1933 or other  applicable
           law or regulation (see instruction C.6):      x 0.00030303
                                                         -----------------------
     (vii) Fee due [line (I) or line (v)  multiplied by
           line (vi)]:                                   $161.37
                                                         =======================

Instructions:   issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days  after  the close  of the issuer's fiscal year.  See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as  described in section 3a of the  Commission's  Rules of the Informal and
     Other Procedures 917 CFR 202.3a).                       [ X ]
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     Date of mailing or wire transfer of file fees to the  Commission's  lockbox depository:
                                 August 27, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/Rita Dam
                           -----------------------------------------------------
                                  Rita Dam / Assistant Treasurer
                           -----------------------------------------------------
Date:                             August 26, 1997
                           ------------------------

  * Please print the name and title of the signing officer below the signature.
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
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             555 South Flower Street
                          Los Angeles, California 90071

                            Telephone (213) 683-6000



                                 August 26, 1997


The Matterhorn Growth Fund, Inc.
301 Oxford Valley Road
Suite 802B
Yardley, Pennsylvania 19067

          Re:      Rule 24f-2 Notice for Fiscal Year
                   Ended June 30, 1997
                   SEC File No. 2-67610
                   CIK No. 0000917125

Ladies and Gentlemen:


                   You have asked us to render an opinion to The Matterhorn Growth Fund, Inc. (the "Fund") as to the matters described in Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), which opinion you are required to file with the Securities and Exchange Commission (the "Commission") together with a Rule 24f-2 Notice for the fiscal year ended June 30, 1997 (the "Notice").

                   With  respect to factual  matters  in this  opinion,  we have relied upon the accuracy of the representations made to us by the Assistant Treasurer and Assistant Secretary of the Fund in certificates executed by them and have not independently verified the accuracy of such factual information. We have also examined originals or copies, certified or otherwise identified to our satisfaction as being true copies, of those records of the Fund, certificates of public officials, and other documents and matters as we have deemed necessary for the purpose of this opinion. We have assumed without independent investigation or verification the authenticity of the documents submitted to us as originals and the conformity to the original documents of all documents submitted to us as copies.

                   Upon the basis of the foregoing and in reliance thereon, and in reliance upon such other matters as we deem relevant under the circumstances, it is our opinion that the shares of beneficial interest of the Fund issued during the Fund's fiscal year ended June 30, 1997, the registration of which shares the Notice makes definite in number, are legally issued, fully paid and nonassessable.

                   We have not verified, are not passing upon and do not assume any responsibility for the accuracy or completeness of the statements contained in the Notice, or for the propriety of the filing of the Notice with the Commission. Our opinion is limited to the Act and the laws of the State of Maryland, and we express no opinion as to the applicability or effect of the laws of any other jurisdiction.

                   This letter is furnished to you pursuant to your request and to the requirements imposed upon you by Rule 24f-2(b)(1) under the Act and is intended solely for your benefit for the purpose of completing the filing of the Notice with the Commission. This letter may not be used for any other purpose or furnished to or relied upon by any other persons, or including in any filing made with any other regulatory authority, without our prior written consent.


                                                    Very truly yours,

                                        s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP

            THIS PAGE MUST BE KEPT AS THE LAST PAGE OF THE DOCUMENT.



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08/27/97 8:28 am